Schedule of future minimum payments under operating and finance leases (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Leases
Operating Leases, Year ended June 30, 2027	$ 15,264
Finance Leases, Year ended June 30, 2027	18,414
Operating Leases, Year ended June 30, 2028
Finance Leases, Year ended June 30, 2028	18,414
Operating Leases, Year ended June 30, 2029
Finance Leases, Year ended June 30, 2029	18,414
Operating Leases, Year ended June 30, 2030
Finance Leases, Year ended June 30, 2030	17,986
Operating Leases, Year ended June 30, 2031
Finance Leases, Year ended June 30, 2031	3,085
Operating Leases, Thereafter
Finance Leases, Thereafter	1,788
Operating Leases, Total	15,264
Finance Leases, Total	78,101
Operating Leases, Less: Interest	(410)
Finance Leases, Less: Interest	(7,126)
Operating Leases, Present value of lease liabilities	14,854	$ 38,738
Finance Leases, Present value of lease liabilities	$ 70,975	$ 65,637